UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment |_|; Amendment Number:_________

  This Amendment (Check only one.):    |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Avery Capital Management LLC
Address:       909 Third Avenue, 29th Floor
               New York, NY 10022

Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Barry Newburger
Title:         Senior Managing Director
Phone:         212-350-5161

Signature, Place, and Date of Signing:

/s/ Barry Newburger       New York, NY     5/10/02
-------------------       ------------     -------
     [Signature]          [City, State]     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         106

Form 13F Information Table Value Total:         184,700
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number      Name

     01       28- 05447                 Avery Advisors LLC

Quarter Ended March 31, 2002

                           Form 13F Information Table

             COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
                                                       VALUE    SHARES/  SH/PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  CALL    DSCRETN   MANAGERS   SOLE    SHARED    NONE
-------------------------- --------------- --------- -------- ---------- ------- -------- --------- -------- -------- --------

ACCELIO CORP                    COM         4296109     1,111    398,740   SH     Defined   01       Sole
ACCELIO CORP                    COM         4296109       278     99,660   SH      Sole              Sole
ADELPHIA BUSINESS
   SOLUTIONS                   CL A         6847107         1     13,739   SH      Sole              Sole
ADELPHIA
   COMMUNICATIONS CORP         CL A         6848105       411     27,584   SH      Sole              Sole
ALBERTA ENERGY LTD              COM        12873105     4,146     59,250   SH     Defined   01       Sole
ALBERTA ENERGY LTD              COM        12873105     1,102     15,750   SH      Sole              Sole
ALCATEL                    SPONSORED ADR   13904305     1,465    103,416   SH      Sole              Sole
AMERICAN INTL GROUP INC         COM        26874107     3,254     45,108   SH      Sole              Sole
ANADARKO PETE CORP              COM        32511107     6,037    106,969   SH      Sole              Sole
AON CORP                        COM        37389103       666     19,037   SH      Sole              Sole
APPLIED MICRO CIRCUITS
   CORP                         COM        03822W109      140     17,458   SH      Sole              Sole
AT & T CDA INC             DEPS RCPT CL B  00207Q202    8,039    187,384   SH     Defined   01       Sole
AT & T CDA INC             DEPS RCPT CL B  00207Q202    2,026     47,216   SH      Sole              Sole
AT&T WIRELESS SVCS INC          COM        00209A106    1,601    178,874   SH      Sole              Sole
AVNET INC                       COM        53807103       360     13,321   SH      Sole              Sole
BARRICK GOLD CORP               COM        67901108     4,188    225,626   SH      Sole              Sole
BROADVISION INC                 COM        111412102       42     24,349   SH      Sole              Sole
BURLINGTON RES INC              COM        122014103    2,569     64,075   SH      Sole              Sole
CITIGROUP INC                   COM        172967101    1,660     33,517   SH      Sole              Sole
CLEAR CHANNEL
   COMMUNICATIONS               COM        184502102    6,786    131,995   SH      Sole              Sole
CMGI INC                        COM        125750109       50     37,262   SH      Sole              Sole
CNET NETWORKS INC               COM        12613R104      124     22,661   SH      Sole              Sole
CONEXANT SYSTEMS INC            COM        207142100      212     17,558   SH      Sole              Sole
CONOCO INC                      COM        208251504      794     27,200   SH     Defined   01       Sole
CRESTLINE CAP CORP              COM        226153104    1,076     32,000   SH     Defined   01       Sole
CRESTLINE CAP CORP              COM        226153104      269      8,000   SH      Sole              Sole
CRITICAL PATH INC               COM        22674V100       33     15,175   SH      Sole              Sole
DUKE ENERGY CORP           WHEN ISSUED     264399106    1,660     43,928   SH      Sole              Sole
EGL INC                         COM        268484102      165     10,395   SH      Sole              Sole
FIFTH THIRD BANCORP             COM        316773100    7,987    118,360   SH      Sole              Sole
FLEETBOSTON FINL CORP           COM        339030108    3,974    113,540   SH      Sole              Sole
FOREST OIL CORP            COM PAR $0.01   346091705    1,563     52,783   SH      Sole              Sole
FREEPORT-MCMORAN
   COPPER & GO                 CL A        35671D105    3,273    186,180   SH     Defined   01       Sole
FREEPORT-MCMORAN
   COPPER & GO                 CL A        35671D105      818     46,520   SH      Sole              Sole
GENERAL MTRS CORP            CL H NEW      370442832    1,245     75,700   SH     Defined   01       Sole
GENERAL MTRS CORP            CL H NEW      370442832      311     18,900   SH      Sole              Sole
GENTIVA HEALTH
   SERVICES INC                 COM        37247A102    1,357     54,800   SH     Defined   01       Sole
GENTIVA HEALTH
   SERVICES INC                 COM        37247A102      339     13,700   SH      Sole              Sole
HARMONIC INC                    COM        413160102      179     15,468   SH      Sole              Sole
HEWLETT PACKARD CO              COM        428236103    1,362     75,920   SH     Defined   01       Sole
HEWLETT PACKARD CO              COM        428236103      341     18,980   SH      Sole              Sole
I2 TECHNOLOGIES INC             COM        465754109      125     24,706   SH      Sole              Sole
IDENTIX INC                     COM        451906101      710     80,000   SH     Defined   01       Sole
IDENTIX INC                     COM        451906101      177     20,000   SH      Sole              Sole
ILLINOIS TOOL WKS INC           COM        452308109    1,449     20,026   SH      Sole              Sole
INFOSPACE INC                   COM        45678T102       54     35,273   SH      Sole              Sole
INTERPUBLIC GROUP COS INC       COM        460690100    1,448     42,231   SH      Sole              Sole
IRON MTN INC PA                 COM        462846106      690     21,759   SH      Sole              Sole
JDS UNIPHASE CORP               COM        46612J101      204     34,665   SH      Sole              Sole
JOHNSON & JOHNSON               COM        478160104    5,772     88,864   SH      Sole              Sole
JP REALTY INC                   COM        46624A106    1,684     62,963   SH     Defined   01       Sole
JP REALTY INC                   COM        46624A106      448     16,737   SH      Sole              Sole
KANA SOFTWARE INC             COM NEW      483600300      201     11,139   SH      Sole              Sole
KING PHARMACEUTICALS INC        COM        495582108      888     25,353   SH      Sole              Sole
LA Z BOY INC                    COM        505336107      705     25,701   SH      Sole              Sole
LIMITED INC                     COM        532716107    2,536    141,693   SH     Defined   01       Sole
LIMITED INC                     COM        532716107      650     36,307   SH      Sole              Sole
LSI LOGIC CORP                  COM        502161102    1,003     59,010   SH      Sole              Sole
LUCENT TECHNOLOGIES INC         COM        549463107      311     65,743   SH      Sole              Sole
MAVERICK TUBE CORP              COM        577914104      763     46,750   SH      Sole              Sole
MAXIM INTEGRATED PRODS INC      COM        57772K101    2,032     36,476   SH      Sole              Sole
MEADWESTVACO CORP               COM        583334107    1,747     52,700   SH      Sole              Sole
MILLENNIUM
   PHARMACEUTICALS I            COM        599902103    1,584     70,981   SH      Sole              Sole
MULTEX COM INC                  COM        625367107      135     29,845   SH      Sole              Sole
NEW YORK CMNTY BANCORP INC      COM        649445103      804     29,074   SH      Sole              Sole
NORTEL NETWORKS CORP NEW        COM        656568102      201     45,804   SH      Sole              Sole
NORTH FORK
   BANCORPORATION NY            COM        659424105      545     15,322   SH      Sole              Sole
NOVELLUS SYS INC                COM        670008101    1,275     23,550   SH      Sole              Sole
ONI SYSTEMS CORP                COM        68273F103    1,217    197,313   SH     Defined   01       Sole
ONI SYSTEMS CORP                COM        68273F103      323     52,387   SH      Sole              Sole
OPENWAVE SYS INC                COM        683718100      121     19,012   SH      Sole              Sole
OTG SOFTWARE INC                COM        671059103    1,657    191,972   SH     Defined   01       Sole
OTG SOFTWARE INC                COM        671059103      414     48,018   SH      Sole              Sole
PALM INC                        COM        696642107      700    175,500   SH      Sole              Sole
PENNZOIL-QUAKER STATE
   COMPAN                       COM        709323109    3,392    158,000   SH     Defined   01       Sole
PENNZOIL-QUAKER STATE
   COMPAN                       COM        709323109      902     42,000   SH      Sole              Sole
PFIZER INC                      COM        717081103    1,279     32,177   SH      Sole              Sole
PHARMACIA CORP                  COM        71713U102      834     18,500   SH      Sole              Sole
RAYTHEON CO                    COM NEW     755111507    5,884    143,339   SH      Sole              Sole
RESOURCE BANCSHARES MTG
   GROU                         COM        761197102    5,375    281,280   SH     Defined   01       Sole
RESOURCE BANCSHARES MTG
   GROU                         COM        761197102    1,344     70,320   SH      Sole              Sole
SCHWAB CHARLES CORP NEW         COM        808513105      618     47,248   SH      Sole              Sole
SECURITY CAP GROUP INC         CL B        81413P204    9,475    372,000   SH     Defined   01       Sole
SECURITY CAP GROUP INC         CL B        81413P204    2,368     93,000   SH      Sole              Sole
SIEBEL SYS INC                  COM        826170102      511     15,667   SH      Sole              Sole
SOUTHWEST GAS CORP              COM        844895102    1,126     45,041   SH     Defined   01       Sole
SOUTHWEST GAS CORP              COM        844895102      521     20,859   SH      Sole              Sole
SPX CORP                        COM        784635104    2,798     19,765   SH      Sole              Sole
STORAGE USA INC                 COM        861907103    1,790     42,040   SH      Sole              Sole
SUN MICROSYSTEMS INC            COM        866810104      141     16,000   SH      Sole              Sole
TALARIAN CORP                   COM        874090103      634    132,080   SH     Defined   01       Sole
TALARIAN CORP                   COM        874090103      158     33,020   SH      Sole              Sole
TELEFONICA S A             SPONSORED ADR   879382208    3,488    105,354   SH      Sole              Sole
TEXAS INSTRS INC                COM        882508104    1,715     51,810   SH      Sole              Sole
TRAVELOCITY COM INC             COM        893953109   11,053    395,158   SH     Defined   01       Sole
TRAVELOCITY COM INC             COM        893953109    2,938    105,042   SH      Sole              Sole
TRW INC                         COM        872649108    3,702     71,920   SH     Defined   01       Sole
TRW INC                         COM        872649108      925     17,980   SH      Sole              Sole
USA NETWORKS INC                COM        902984103    2,553     80,352   SH      Sole              Sole
VERTEX PHARMACEUTICALS INC      COM        92532F100      374     13,417   SH      Sole              Sole
VIACOM INC                     CL B        925524308    5,392    111,470   SH      Sole              Sole
VIDAMED INC                     COM        926530106    3,139    398,320   SH     Defined   01       Sole
VIDAMED INC                     COM        926530106      785     99,580   SH      Sole              Sole
WATSON PHARMACEUTICALS INC      COM        942683103      377     13,921   SH      Sole              Sole
WEYERHAEUSER CO                 COM        962166104    1,828     29,075   SH      Sole              Sole
WILLIAMS COS INC DEL            COM        969457100    1,694     71,889   SH      Sole              Sole

                                             TOTALS:  184,700  7,812,596